RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RELATED PARTY TRANSACTIONS
Salaries and short-term benefits	$ 9.1	$ 9.3	$ 9.9
Share-based compensation	5.9	9.3	4.1
Other long-term benefits	8.5	1.3	1.4
Total compensation	23.5	19.9	15.4
Purchases and rent charges included in purchase of goods and services	9.2	9.0	12.3
Sales to an affiliated corporation	2.8	3.0	3.3
Amount received included as reduction in employee costs	2.2	2.2	2.0
Management fees	2.7	2.6	2.2
Non-capital losses	$ 0.0	22.1	33.4
Cash consideration		5.6	8.4
Reduction in income tax expense		$ 0.3	$ 0.6